Line of Credit (Details) - Revolving Credit Facility [Member] - CapitalSource [Member] - USD ($)			6 Months Ended
	Dec. 27, 2014	Dec. 27, 2013	Jun. 30, 2015
Line of Credit Facility [Line Items]
Line of credit, Borrowing capacity description		Under this Loan Facility, we may periodically request advances equal to the lesser of: (a) $2.0 million, or (b) the Borrowing Base which is, in the following priority, the sum of: (i) 85% of eligible U.S. accounts receivable, plus (ii) 35% of finished goods inventory not to exceed $300,000, plus (iii) 50% of eligible Canadian accounts receivable not to exceed $300,000, subject to any reserve amount established by CapitalSource
Line of credit, Interest rate description		prime rate plus 2%, where prime may not be less than 4%
Line of credit, Covenant terms		The Loan Facility has a term of one year which automatically extends for successive one year terms unless either party gives at least 30 days' prior written notice of its intent to terminate the Loan Facility at the end of the then current term, with an annual fee of $15,000. CapitalSource has the right to terminate the Loan Facility at any time upon 120 days' prior written notice.
Line of credit, Covenant compliance			we were in compliance with all covenants under the Loan Facility
Monthly loan fees		0.15%
Minimum annual interest payment	$ 30,000
Annual fees		$ 15,000
Maximum borrowing capacity		$ 2,000,000
Current borrowing capacity			$ 1,000,000
Amount outstanding			$ 729,000